OPERATING SEGMENTS (Tables)	12 Months Ended
May 31, 2025
Disclosure of operating segments [abstract]
Disclosure of Detailed Information About Geographic Information [Table Text Block]

As at May 31, 2025, geographic information was as follows:

	Canada	Netherlands
Assets	12,810,611	23,809
Loss and comprehensive loss	(11,885,110)	(260,680)

As at May 31, 2024, geographic information was as follows:

	Canada	Netherlands
Assets	6,949,603	7,148
Loss and comprehensive loss	(7,246,353)	(190,508)